Subsequent Events (Details) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	1 Months Ended
	Mar. 31, 2015	Jan. 31, 2015
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, borrowings during the period	$ 1.0	$ 1.0